Financial risk management - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk	€ 182,800	€ 226,100	€ 104,100
Undrawn borrowing facilities	82,900
Equity	(100,590)	71,497	86,967	€ 82,205
Loans and borrowings	€ 720,745	€ 624,595	€ 622,398
Equity to capital ratio	(0.140)	0.103	0.123
Revolving Credit Facility (RCF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 800
Liquidity facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 63,900
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	2.00%
Impact of two percent weakening (strengthening) of major foreign currencies against the euro on pre-tax profit	€ 100	€ 100	€ 100
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Impact of lower (higher) one percent interest rate on pre-tax profit	€ 2,800	€ 3,600	€ 4,000
Credit risk | Trade receivables not yet due
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables not yet due (in percentage)	79.10%	62.70%	83.60%
Liquidity risk | Revolving Credit Facility (RCF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 100,000	€ 80,000	€ 80,000
Liquidity risk | Cash Pool Facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	18,200	€ 15,000	€ 5,000
Liquidity risk | Liquidity facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 75,000